Expense Example - Class I and P Shares - Voya Multi-Manager Mid Cap Value Fund	Class I 1 Yr	Class I 3 Yrs	Class I 5 Yrs	Class I 10 Yrs	Class P 1 Yr	Class P 3 Yrs	Class P 5 Yrs	Class P 10 Yrs
USD ($)	80	262	460	1,032	15	450	910	2,188